Loss / (gain) on disposal of subsidiaries - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]	Payments to Acquire Businesses, Gross
Payolution Gmb H
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent consideration receivable earned	$ 2,621	$ 4,885	$ 3,045
Gain on disposal of a subsidiary	13,137	$ 13,137
Total consideration received	51,784
Pay Services India LLC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent consideration receivable	794
Cash	$ 1,620
Disposal percentage of equity ownership	100.00%
Disposal Resulted Loss	$ 1,359
Total consideration received	$ 1,056